Stock-Based Compensation - Schedule of BSM Calculation for the Series 8 Stock Options (Detail) - Series Eight Stock Options [Member]	12 Months Ended
Apr. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	5 years
Expected volatility	39.54%
Risk-free interest rate	3.25%